Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Fair Value Measurements (Details) [Line Items]
Warrant price (in Dollars per share)	$ 1.00
Deferred sponsor shares percentage	20.00%
Fair value subscription agreement description	In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with certain subscription investors pursuant to which the Company has agreed to issue and sell to the subscription investors (the “PIPE Investors”), in the aggregate, $22,500,000 of LIVK’s Class A Ordinary Shares (or 2,250,000 shares of Class A Common Stock into which such shares will convert in connection with the Domestication) at a purchase price of $10.00 per share (the “PIPE Financing”). The closing of the PIPE Financing will occur immediately prior to the closing of the proposed merger of the Company and AT, and is subject to customary closing conditions, including the satisfaction or waiver of the conditions set forth in the Merger Agreement.
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding (in Shares)	8,050,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrant price (in Dollars per share)			$ 0.91	$ 0.91
Warrant for value		$ 3.4	$ 2.3	$ 0.3
Warrants outstanding (in Shares)	2,811,250
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrant price (in Dollars per share)			$ 0.77	$ 0.77
Warrant for value		$ 5.6	$ 5.4	$ 0.4